CAPITAL STRUCTURE - Shares Repurchased for Retirement - Additional Information (Detail) - USD ($)		12 Months Ended
	Mar. 21, 2018	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	May 20, 2015	Aug. 07, 2014
Capital Structure [Line Items]
Treasury shares, shares		10,823,770		9,015,012
Ordinary shares, issued		1,475,924,523		1,478,429,243
Ordinary shares, outstanding		1,465,100,753		1,469,414,231
Treasury Shares [Member]
Capital Structure [Line Items]
Retirement of shares (in shares)			3,717,816
Treasury Shares [Member] | 2014 Stock Repurchase Program [Member]
Capital Structure [Line Items]
Stock repurchase program authorized amount						$ 500,000,000
Shares repurchased for retirement (in ADSs or in shares)			0
Retirement of shares (in shares)			3,717,816
Treasury Shares [Member] | 2015 Stock Repurchase Program [Member]
Capital Structure [Line Items]
Stock repurchase program authorized amount					$ 500,000,000
Shares repurchased for retirement (in ADSs or in shares)		0	0
Retirement of shares (in shares)		0
Treasury shares, shares		0	0
Treasury Shares [Member] | 2018 Share Repurchase Program [Member] | Subsequent Event [Member]
Capital Structure [Line Items]
Stock repurchase program authorized amount	$ 500,000,000
Stock repurchase program period	3 years